Segment information - Results for the segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Time charter revenues	$ 36,982	$ 37,301	$ 106,834	$ 107,695
Other revenue	0	3	64	1,103
Total revenues	36,982	37,304	106,898	108,798
Operating expenses	(8,927)	(7,896)	(28,732)	(23,999)
Equity in earnings (losses) of joint ventures	621	4,551	(602)	19,031
Segment EBITDA	0	0	0	0
Depreciation and amortization	(5,285)	(5,287)	(16,197)	(15,823)
Operating income (loss)	23,391	28,672	61,367	88,007
Gain (loss) on debt extinguishment	0	0	1,030	0
Gain (loss) on derivative instruments	0	516	0	1,692
Other financial income (expense), net	(7,622)	(7,256)	(22,916)	(22,163)
Income (loss) before tax	15,769	21,932	39,481	67,536
Income tax benefit (expense)	(2,065)	(2,050)	(5,486)	(6,025)
Net income (loss)	13,704	19,882	33,995	61,511
Preferred unitholders' interest in net income	3,482	3,288	10,224	8,951
Limited partners' interest in net income (loss)	10,222	16,594	23,771	52,560
Vessels, net of accumulated depreciation	645,685		645,685		$ 658,311
Net investment in direct financing lease	279,981		279,981		283,073
Goodwill	251		251		251
Advances to joint ventures	3,755		3,755		3,536
Total assets	1,013,140		1,013,140		1,023,040
Accumulated losses of joint ventures	(3,410)		(3,410)		(2,808)
Expenditures for vessels & equipment	211		211		257
Expenditures for drydocking	3,159		3,159		0
Impairment/retirement of equipment			0
Principal repayment direct financing lease	3,092		3,092		3,814
Amortization of above market contract	916	916	2,716	2,716	3,631
Majority held FSRUs [Member]
Time charter revenues	36,982	37,301	106,834	107,695
Other revenue		3	64	1,103
Total revenues	36,982	37,304	106,898	108,798
Operating expenses	(7,490)	(6,512)	(24,071)	(19,428)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	29,492	30,792	82,827	89,370
Depreciation and amortization	(5,285)	(5,287)	(16,197)	(15,823)
Operating income (loss)	24,207	25,505	66,630	73,547
Gain (loss) on debt extinguishment			1,030
Gain (loss) on derivative instruments	0	516	0	1,692
Other financial income (expense), net	(2,837)	(6,650)	(9,764)	(20,060)
Income (loss) before tax	21,370	19,371	57,896	55,179
Income tax benefit (expense)	(2,065)	(2,021)	(5,486)	(5,975)
Net income (loss)	19,305	17,350	52,410	49,204
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	19,305	17,350	52,410	49,204
Vessels, net of accumulated depreciation	645,685		645,685		658,311
Net investment in direct financing lease	279,981		279,981		283,073
Goodwill	251		251		251
Advances to joint ventures	0		0		0
Total assets	999,369		999,369		1,007,202
Accumulated losses of joint ventures	0		0		0
Expenditures for vessels & equipment	211		211		257
Expenditures for drydocking	3,159		3,159		0
Impairment/retirement of equipment			0
Principal repayment direct financing lease	3,092		3,092		3,814
Amortization of above market contract	916	916	2,716	2,716	3,631
Joint venture FSRUs [Member]
Time charter revenues	10,820	10,462	31,901	32,033
Other revenue		0	0	0
Total revenues	10,820	10,462	31,901	32,033
Operating expenses	(2,478)	(3,426)	(6,592)	(8,608)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	8,342	7,036	25,309	23,425
Depreciation and amortization	(2,528)	(2,399)	(7,532)	(7,199)
Operating income (loss)	5,814	4,637	17,777	16,226
Gain (loss) on debt extinguishment			0
Gain (loss) on derivative instruments	(2,165)	3,151	(9,354)	12,633
Other financial income (expense), net	(3,028)	(3,237)	(9,025)	(9,828)
Income (loss) before tax	621	4,551	(602)	19,031
Income tax benefit (expense)	0	0	0	0
Net income (loss)	621	4,551	(602)	19,031
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	621	4,551	(602)	19,031
Vessels, net of accumulated depreciation	255,295		255,295		261,614
Net investment in direct financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	0		0		0
Total assets	285,996		285,996		286,283
Accumulated losses of joint ventures	0		0		0
Expenditures for vessels & equipment	183		183		3,305
Expenditures for drydocking	932		932		2,490
Impairment/retirement of equipment			(75)
Principal repayment direct financing lease	0		0		0
Amortization of above market contract	0	0	0	0	0
Other Segments [Member]
Time charter revenues	0	0	0	0
Other revenue		0	0	0
Total revenues	0	0	0	0
Operating expenses	(1,437)	(1,384)	(4,661)	(4,571)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	(1,437)	(1,384)	(4,661)	(4,571)
Depreciation and amortization	0	0	0	0
Operating income (loss)	(1,437)	(1,384)	(4,661)	(4,571)
Gain (loss) on debt extinguishment			0
Gain (loss) on derivative instruments	0	0	0	0
Other financial income (expense), net	(4,785)	(606)	(13,152)	(2,103)
Income (loss) before tax	(6,222)	(1,990)	(17,813)	(6,674)
Income tax benefit (expense)	0	(29)	0	(50)
Net income (loss)	(6,222)	(2,019)	(17,813)	(6,724)
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	(6,222)	(2,019)	(17,813)	(6,724)
Vessels, net of accumulated depreciation	0		0		0
Net investment in direct financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	3,755		3,755		3,536
Total assets	13,771		13,771		15,838
Accumulated losses of joint ventures	50		50		50
Expenditures for vessels & equipment	0		0		0
Expenditures for drydocking	0		0		0
Impairment/retirement of equipment			0
Principal repayment direct financing lease	0		0		0
Amortization of above market contract	0	0	0	0	0
Total Segments reporting [Member]
Time charter revenues	47,802	47,763	138,735	139,728
Other revenue		3	64	1,103
Total revenues	47,802	47,766	138,799	140,831
Operating expenses	(11,405)	(11,322)	(35,324)	(32,607)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	36,397	36,444	103,475	108,224
Depreciation and amortization	(7,813)	(7,686)	(23,729)	(23,022)
Operating income (loss)	28,584	28,758	79,746	85,202
Gain (loss) on debt extinguishment			1,030
Gain (loss) on derivative instruments	(2,165)	3,667	(9,354)	14,325
Other financial income (expense), net	(10,650)	(10,493)	(31,941)	(31,991)
Income (loss) before tax	15,769	21,932	39,481	67,536
Income tax benefit (expense)	(2,065)	(2,050)	(5,486)	(6,025)
Net income (loss)	13,704	19,882	33,995	61,511
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	13,704	19,882	33,995	61,511
Vessels, net of accumulated depreciation	900,980		900,980		919,925
Net investment in direct financing lease	279,981		279,981		283,073
Goodwill	251		251		251
Advances to joint ventures	3,755		3,755		3,536
Total assets	1,299,136		1,299,136		1,309,323
Accumulated losses of joint ventures	50		50		50
Expenditures for vessels & equipment	394		394		3,562
Expenditures for drydocking	4,091		4,091		2,490
Impairment/retirement of equipment			(75)
Principal repayment direct financing lease	3,092		3,092		3,814
Amortization of above market contract	916	916	2,716	2,716	3,631
Eliminations [Member]
Time charter revenues	(10,820)	(10,462)	(31,901)	(32,033)
Other revenue		0	0	0
Total revenues	(10,820)	(10,462)	(31,901)	(32,033)
Operating expenses	2,478	3,426	6,592	8,608
Equity in earnings (losses) of joint ventures	621	4,551	(602)	19,031
Segment EBITDA	0	0	0	0
Depreciation and amortization	2,528	2,399	7,532	7,199
Operating income (loss)	0	0	0	0
Gain (loss) on debt extinguishment			0
Gain (loss) on derivative instruments	2,165	(3,151)	9,354	(12,633)
Other financial income (expense), net	3,028	3,237	9,025	9,828
Income (loss) before tax	0	0	0	0
Income tax benefit (expense)	0	0	0	0
Net income (loss)	0	0	0	0
Preferred unitholders' interest in net income	3,482	3,288	10,224	8,951
Limited partners' interest in net income (loss)	(3,482)	(3,288)	(10,224)	(8,951)
Vessels, net of accumulated depreciation	(255,295)		(255,295)		(261,614)
Net investment in direct financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	0		0		0
Total assets	(285,996)		(285,996)		(286,283)
Accumulated losses of joint ventures	(3,460)		(3,460)		(2,858)
Expenditures for vessels & equipment	(183)		(183)		(3,305)
Expenditures for drydocking	(932)		(932)		(2,490)
Impairment/retirement of equipment			75
Principal repayment direct financing lease	0		0		0
Amortization of above market contract	$ 0	$ 0	$ 0	$ 0	$ 0